RELATED PARTY INFORMATION - Schedule of Related Party Transactions (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
FCA Group
Related Party Transaction [Line Items]
Net sales	$ 155	$ 171	$ 398	$ 533
Cost of goods sold	59	69	146	265
Selling, general and administrative expenses	33	34	89	102
Trade receivables	2		2		$ 4
Trade payables	80		80		83
Unconsolidated subsidiaries and affiliates
Related Party Transaction [Line Items]
Net sales	274	175	702	677
Cost of goods sold	93	$ 121	248	$ 377
Trade receivables	154		154		121
Trade payables	$ 83		$ 83		$ 70